COLUMBIA STRATEGIC INVESTOR FUND, INC.

                                  (the "Fund")

                           Class A, B, C and D Shares

               Supplement to the Prospectus dated January 1, 2004


The Annual Fund Operating Expenses and Example Expenses tables on page 8 of the prospectus are amended as follows:

-------------------------------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted directly from Fund assets)
-------------------------------------------------------------------------------------------------------------

                                                            Class A     Class B      Class C     Class D
----------------------------------------------------------- ----------- ------------ ----------- ------------
Management fee (%)                                          0.75        0.75         0.75        0.75
----------------------------------------------------------- ----------- ------------ ----------- ------------
Distribution and service (12b-1) fees (%)                   0.25        1.00         1.00        1.00
----------------------------------------------------------- ----------- ------------ ----------- ------------
Other expenses(8) (%)                                       0.33(7)     0.33(7)      0.33(9)     0.33(7)
----------------------------------------------------------- ----------- ------------ ----------- ------------
Total annual fund operating expenses(8) (%)                 1.33(7)     2.08(7)      2.08        2.08(7)

(7) Restated to reflect changes in contractual rates for transfer agency and bookkeeping services effective November 1, 2003.

(8) The Fund's advisor has voluntarily agreed to waive 0.03% of transfer agency fees for each Class A, B, C and D share class, respectively. If these waivers were reflected in the table, other expenses for Class A, B, C and D shares would be 0.30% for each class, respectively, and total annual fund operating expenses for Class A, B, C and D shares would be 1.30%, 2.05%, 2.05% and 2.05%. This arrangement may be modified or terminated by the advisor at any time.

(9) Estimated expenses for the current fiscal year.

-------------------------------------------------------------------------------------------------------------
Example Expenses (your actual costs may be higher or lower)

Class                                                          1 Year     3 Years      5 Years     10 Years

Class A                                                         $703       $972         $1,262      $2,084
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class B: did not sell your shares                               $211       $652         $1,119      $2,219
         sold your shares at end of period                      $711       $952         $1,319      $2,219
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class C: did not sell your shares                               $211       $652         $1,119      $2,410
         sold your shares at end of period                      $311       $652         $1,119      $2,410
------------------------------------------------------------ ---------- ------------ ----------- ------------
Class D: did not sell your shares                               $211       $652         $1,119      $2,410
         sold your shares at end of period                      $311       $652         $1,119      $2,410





                                                                  June 1, 2004


181-36/073S-0504

                     COLUMBIA STRATEGIC INVESTOR FUND, INC.

                                  (the "Fund")

                                 Class Z Shares

               Supplement to the Prospectus dated January 1, 2004


The Annual Fund Operating Expenses table on page 7 of the prospectus is amended as follows:

Footnote (5) is revised to read as follows:

(5) The Fund's advisor has voluntarily agreed to waive 0.03% of the transfer agency fees. If this waiver was reflected in the table, other expenses would be 0.30% and total annual fund operating expenses would be 1.05%. This arrangement may be modified or terminated by the advisor at any time.

                                                                  June 1, 2004


181-33/033S-0504